Parent entity disclosures (Tables)	6 Months Ended
Dec. 31, 2025
Parent entity disclosures [Abstract]
Parent Entity Disclosures
	6 months ended 31-Dec-25	12 months ended 30-Jun-25
Result for the parent entity	$'000	$'000

Loss for the period	(367)	(1,767)
Total comprehensive loss for the period	(367)	(1,767)

	31-Dec-25	30-Jun-25
Financial position of the parent entity	$'000	$'000

Current assets	121,290	117,668
Non-current assets	151,245	151,237

Total assets	272,535	268,905

	31-Dec-25	30-Jun-25
	$'000	$'000

Current liabilities	556	618
Non-current liabilities	139	69

Total liabilities	695	687

Net assets	271,840	268,218

Contributed equity	309,498	302,651
Reserves	(14,041)	(11,184)
Accumulated losses	(23,617)	(23,249)

Total equity	271,840	268,218